Supplemental Condensed Balance Sheet Information (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Supplemental Condensed Balance Sheet Information [Abstract]
Other Receivables
Other receivables consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Rebates receivable	$32,771	$27,955
Other	158	246
Total other receivables	$32,929	$28,201

Other receivables consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Rebates receivable	$27,955	$24,950
Other	246	128
Total other receivables	$28,201	$25,078

Inventory
Inventory consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Intravenous drugs	$29,599	$25,674
Oral pharmaceuticals	12,287	10,802
Total inventories	$41,886	$36,476

Inventories consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Intravenous drugs	$25,674	$28,897
Oral pharmaceuticals	10,802	5,632
Total inventories	$36,476	$34,529

Property and Equipment, Net
Property and equipment, net consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Leasehold improvements	$29,794	$26,076
Furniture, fixtures and equipment	2,700	2,669
Medical equipment	12,443	11,003
Computer equipment	3,271	3,115
Signs	147	129
Automobiles	59	69
Software	4,331	4,834
Construction-in-progress	4,173	1,433
	56,918	49,328
Accumulated depreciation and amortization	(21,246)	(17,348)
Property and equipment, net	$35,672	$31,980

Property and equipment, net, consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Leasehold improvements	$26,076	$23,744
Furniture, fixtures and equipment	2,669	2,346
Medical equipment	11,003	8,811
Computer equipment	3,115	2,713
Signs	129	117
Automobiles	69	69
Software	4,834	4,036
Construction-in-progress	1,433	1,445
	49,328	43,281
Accumulated depreciation and amortization	(17,348)	(10,633)
Property and equipment, net	$31,980	$32,648

Accrued Other
Accrued other consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Refund liability	$15,683	$14,544
Class A-1 derivative liability	2,526	—
Class C derivative liability	1,349	—
Deferred social security taxes - COVID	—	378
Current portion of finance lease liabilities	623	425
Other	2,692	2,453
Total accrued other	$22,873	$17,800

Accrued other consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Refund liability	$14,544	$8,306
Deferred social security taxes – COVID	378	378
Current portion of finance lease liability	425	—
Other	2,453	5,108
Total accrued other	$17,800	$13,792